Lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Balance, beginning of the year	$ 29.4	$ 3.6
Additions	28.8	26.3
Modifications		(0.1)
Lease repayments	(6.9)	1.4
Lease interest	2.2	0.4
Termination	(0.2)
Foreign exchange gains (losses)	(1.5)	0.4
Balance, end of the year	51.8	29.4	$ 3.6
Non-current portion of lease liabilities	46.6	26.5
Current lease liabilities	5.2	2.9
Undiscounted lease liabilities	76.6	35.9
Interest expense on leases	2.2	0.4	0.2
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8.0	4.6
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7.3	4.7
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7.0	3.7
Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6.8	3.3
Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6.2	3.3
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	41.3	16.3
Premises
Disclosure of maturity analysis of operating lease payments [line items]
Balance, beginning of the year	29.2	3.5
Additions	28.4	25.9
Modifications		(0.3)
Lease repayments	(6.8)	1.3
Lease interest	2.2
Termination	(0.2)
Foreign exchange gains (losses)	(1.5)	0.4
Balance, end of the year	51.3	29.2	3.5
Non-current portion of lease liabilities	46.2	26.4
Current lease liabilities	5.1	2.8
Undiscounted lease liabilities	76.1	35.7
Premises | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7.9	4.5
Premises | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7.2	4.6
Premises | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6.9	3.7
Premises | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6.7	3.3
Premises | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6.1	3.3
Premises | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	41.3	16.3
Equipment
Disclosure of maturity analysis of operating lease payments [line items]
Balance, beginning of the year	0.2	0.1
Additions	0.4	0.4
Modifications		0.2
Lease repayments	(0.1)	0.1
Lease interest	0.0	0.0
Termination	0.0
Foreign exchange gains (losses)	0.0	0.0
Balance, end of the year	0.5	0.2	$ 0.1
Non-current portion of lease liabilities	0.4	0.1
Current lease liabilities	0.1	0.1
Undiscounted lease liabilities	0.5	0.2
Equipment | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.1	0.1
Equipment | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.1	0.1
Equipment | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.1	0.0
Equipment | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.1	0.0
Equipment | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	0.1	0.0
Equipment | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 0.0	$ 0.0